LONG-TERM INVESTMENTS, NET - Equity investments measured under measurement alternative and NAV practical expedient (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Long-term investments, net
Impairment loss for equity investments accounted for using measurement alternative	¥ 2,731	$ 391	¥ 9,408	¥ 28,800
Private equity fund
Long-term investments, net
Total carrying value	¥ 59,400		60,700
Investment lock-up period	8 years	8 years
Equity investments measured under measurement alternative
Long-term investments, net
Initial cost basis	¥ 842,155		829,938
Cumulated unrealized losses (including impairment)	(786,474)		(788,561)
Total carrying value	55,681		¥ 41,377
Upward adjustment	¥ 0